T. ROWE PRICE Global Technology Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.0%
FINANCIAL SERVICES 2.2%
Other Financial Services 0.8%
NU Holdings, Class A (1) 3,608,488 26,162
26,162
Payments 1.4%
Adyen (EUR) (1) 25,235 18,710
Stripe, Class B, Acquisition Date: 5/18/21, Cost $5,832 (1)(2)(3) 145,338 3,184
Wise, Class A (GBP) (1) 3,181,108 26,529
48,423
Total Financial Services 74,585
HARDWARE 15.6%
Consumer Electronics 14.5%
Apple  2,884,157 493,796
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,250 (1)(2)
(3) 2,456,552 983
494,779
Enterprise Hardware 1.1%
Keyence (JPY)  105,000 38,832
38,832
Total Hardware 533,611
HEALTH CARE 0.0%
Healthcare Services 0.0%
Capsule, Acquisition Date: 4/7/21, Cost $3,034 (1)(2)(3) 209,351 614
Total Health Care 614
INDUSTRIALS 0.7%
Automobile Manufacturers 0.7%
Tesla (1) 97,105 24,298
Total Industrials 24,298
INTERNET 7.6%
China Internet Media/Advertising 0.4%
Tencent Holdings (HKD)  311,800 12,087
12,087
China Internet Services 0.5%
Kanzhun, ADR (1) 1,117,140 16,947
16,947
Rest of World Internet Retail 0.9%
MercadoLibre (1) 22,901 29,036
29,036

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Internet Media/Advertising 0.5%
Meta Platforms, Class A (1) 59,819 17,958
17,958
U.S. Internet Retail 2.2%
Amazon.com (1) 575,502 73,158
73,158
U.S. Internet Services 3.1%
Canva, Acquisition Date: 11/24/20 - 12/22/21, Cost $85,406 (1)
(2)(3) 58,704 62,617
DoorDash, Class A (1) 401,174 31,881
Maplebear (1) 67,554 2,006
Maplebear, Acquisition Date: 7/2/20 - 2/26/21, Cost $14,699 (1)(3) 265,220 7,875
104,379
Total Internet 253,565
IT SERVICES 1.8%
IT Services 1.8%
Amadeus IT Group (EUR)  427,435 25,818
Globant (1) 184,568 36,517
Total IT Services 62,335
MEDIA & ENTERTAINMENT 2.0%
Direct-to-Consumer Subscription Services 0.9%
Netflix (1) 78,786 29,750
Patreon, Class B, Acquisition Date: 8/19/21 - 10/14/21,
Cost $8,991 (1)(2)(3) 160,478 2,067
31,817
Video Gaming 1.1%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $35,169 (1)(2)(3) 55,593 38,395
38,395
Total Media & Entertainment 70,212
SEMICONDUCTORS 32.7%
Analog Semiconductors 0.4%
Silergy (TWD)  1,561,000 14,796
14,796
Foundry 5.5%
Taiwan Semiconductor Manufacturing (TWD)  11,526,300 187,951
187,951
Memory 2.8%
Samsung Electronics (KRW)  1,904,479 96,279
96,279

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Processors 14.7%
Advanced Micro Devices (1) 1,339,785 137,757
NVIDIA  833,905 362,740
500,497
Semiconductor Capital Equipment 9.3%
ASM International (EUR)  114,238 47,705
ASML Holding (EUR)  207,638 122,247
BE Semiconductor Industries (EUR)  316,159 30,922
Entegris  662,326 62,199
Lam Research  83,890 52,580
315,653
Total Semiconductors 1,115,176
SOFTWARE 33.2%
Back-Office Applications Software 4.8%
BILL Holdings (1) 251,065 27,258
Gusto, Acquisition Date: 10/4/21, Cost $4,568 (1)(2)(3) 158,669 2,440
Paylocity Holding (1) 130,551 23,721
SAP (EUR)  456,600 59,103
Workday, Class A (1) 234,138 50,305
162,827
Collaboration and Productivity Software 2.8%
Atlassian, Class A (1) 179,256 36,122
Evernote Chinese Cash Escrow, EC (2) 54,708 52
Evernote Equity Holder Expense Fund, EC (2) 2,015 2
ServiceNow (1) 106,483 59,519
95,695
Design Software 4.0%
Cadence Design Systems (1) 221,292 51,849
Glodon, Class A (CNH)  5,146,731 16,459
Synopsys (1) 156,652 71,898
140,206
Front-Office Applications Software 3.5%
Adobe (1) 156,988 80,048
HubSpot (1) 75,722 37,293
Klaviyo, Class A (1)(4) 64,732 2,233
119,574
Industry-Specific Software 2.5%
ServiceTitan, Acquisition Date: 5/4/21, Cost $3,386 (1)(2)(3) 33,857 2,469
Shopify, Class A (1) 987,767 53,902
Themis Solutions, Acquisition Date: 4/14/21, Cost $3,205 (1)(2)(3) 142,720 2,793
Veeva Systems, Class A (1) 135,672 27,602
86,766

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Infrastructure and Developer Tool Software 14.7%
Confluent, Class A (1) 754,391 22,338
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $7,954 (1)(2)(3) 496,860 36,519
Datadog, Class A (1) 200,702 18,282
Microsoft  1,242,168 392,215
MongoDB (1) 92,903 32,131
501,485
Security Software 0.9%
Zscaler (1) 200,284 31,162
31,162
Total Software 1,137,715
TELECOM SERVICES 0.2%
Rest Of The World Telecom 0.2%
ARM Holdings, ADR (1) 142,295 7,616
Total Telecom Services 7,616
Total Common Stocks (Cost $2,541,634) 3,279,727
CONVERTIBLE PREFERRED STOCKS 3.7%
FINANCIAL SERVICES 0.4%
Other Financial Services 0.4%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $14,576 (1)(2)
(3) 882,194 14,891
Total Financial Services 14,891
HEALTH CARE 0.0%
Healthcare Services 0.0%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $3,034 (1)(2)
(3) 209,351 614
Total Health Care 614
INDUSTRIALS 0.2%
Transportation Technology Services 0.2%
Nuro, Series D, Acquisition Date: 10/29/21, Cost $4,552 (1)(2)(3) 218,364 1,354
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,375 (1)(2)(3) 85,888 3,883
Total Industrials 5,237
INTERNET 1.5%
China Internet Media/Advertising 1.3%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $8,947 (1)(2)
(3) 181,520 45,837
45,837

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Internet Services 0.2%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $5,323 (1)(2)(3) 3,123 3,331
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $1,316 (1)(2)(3) 772 823
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $153 (1)(2)(3) 90 96
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $3 (1)(2)(3) 2 2
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $5,197 (1)(2)(3) 427,147 4,306
8,558
Total Internet 54,395
MEDIA & ENTERTAINMENT 0.2%
Direct-to-Consumer Subscription Services 0.2%
Patreon, Series D, Acquisition Date: 7/14/21 - 10/21/21,
Cost $23,806 (1)(2)(3) 425,114 5,476
Total Media & Entertainment 5,476
SOFTWARE 1.4%
Back-Office Applications Software 0.1%
Gusto, Series E, Acquisition Date: 7/13/21, Cost $6,225 (1)(2)(3) 204,816 3,150
3,150
Collaboration and Productivity Software 0.2%
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $19,390 (1)
(2)(3) 103,534 6,793
6,793
Industry-Specific Software 0.4%
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $5,223 (1)
(2)(3) 48,666 3,548
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $377 (1)
(2)(3) 3,171 231
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $721 (1)(2)(3) 32,120 629
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $72 (1)(2)(3) 3,190 63
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $78 (1)(2)(3) 3,490 68
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $9,129 (1)(2)(3) 406,590 7,957
12,496
Infrastructure and Developer Tool Software 0.7%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $165 (1)(2)(3) 2,784 205
Databricks, Series H, Acquisition Date: 8/31/21, Cost $12,844 (1)
(2)(3) 174,786 12,847

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Databricks, Series I, Acquisition Date: 9/14/23, Cost $5,303 (1)(2)
(3) 72,147 5,303
DataRobot, Series F, Acquisition Date: 10/27/20, Cost $15,838 (1)
(2)(3) 1,205,132 4,591
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $12,075 (1)
(2)(3) 441,318 1,681
24,627
Total Software 47,066
Total Convertible Preferred Stocks (Cost $161,722) 127,679
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 5.40% (5)(6) 8,682,614 8,683
Total Short-Term Investments (Cost $8,683) 8,683
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.40% (5)(6) 2,170,111 2,170
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 2,170
Total Securities Lending Collateral (Cost $2,170) 2,170
Total Investments in Securities 100.1%
(Cost $2,714,209) $ 3,418,259
Other Assets Less Liabilities (0.1)% (4,400)
Net Assets 100.0% $ 3,413,859
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$287,635 and represents 8.4% of net assets.
(4) All or a portion of this security is on loan at September 30, 2023.

T. ROWE PRICE Global Technology Fund

.
.
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.
.
.
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(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
TWD Taiwan Dollar

T. ROWE PRICE Global Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 5.40% — — 658
Totals $ —# $ — $ 658+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ —  ¤  ¤ $ 2,170
T. Rowe Price Treasury Reserve
Fund, 5.40% 18,093  ¤  ¤ 8,683
Total $ 10,853^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $658 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,853.

T. ROWE PRICE Global Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Technology Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Technology Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Global Technology Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,422,279 $ 705,313 $ 152,135 $ 3,279,727
Convertible Preferred Stocks — — 127,679 127,679
Short-Term Investments 8,683 — — 8,683
Securities Lending Collateral 2,170 — — 2,170
Total $ 2,433,132 $ 705,313 $ 279,814 $ 3,418,259

T. ROWE PRICE Global Technology Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at September 30, 2023, totaled $34,473,000 for the period ended
September 30, 2023.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/23
Investment in Securities
Common Stocks $ 124,074 $ 36,715 $ 111 $ (8,765) $ 152,135
Convertible Preferred Stocks 133,478 (968) 8,337 (13,168) 127,679
Total $ 257,552 $ 35,747 $ 8,448 $ (21,933) $ 279,814
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$152,135 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5% 5% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.7x
– 9.5x
5.5x Increase

T. ROWE PRICE Global Technology Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Sales growth
rate
15%
– 55%
29% Increase
Enterprise
value to gross
profit multiple
4.7x
–11.6x
9.2x Increase
Gross profit
growth rate
15%
– 25%
21% Increase
Projected
enterprise
value to gross
profit multiple
12.2x
– 15.3x
13.8x Increase
Discount
to public
company
multiples
4% – 7% 6% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 127,679 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
1.7x
– 10.9x
6.5x Increase
Sales growth
rate
7%
– 55%
24% Increase
Enterprise
value to gross
profit multiple
4.9x
– 16.6x
9.0x Increase
Gross profit
growth rate
9%
– 41%
24% Increase
Projected
enterprise
value to sales
multiple
2.2x
– 4.0x
2.6x Increase

T. ROWE PRICE Global Technology Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to EBIT
multiple
12.7x
– 18.2x
15.5x Increase
EBIT growth
rate
22% 22% Increase
Premium
to public
company
multiples
2% –13% 7% Increase
Discount
to public
company
multiples
29%
– 35%
32% Decrease
Discount rate
for cost of
capital
25% 25% Decrease
Discount for
uncertainty
70% 70% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Technology Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F132-054Q3 09/23